Trade and other receivables - Tax claims (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2025 USD ($)	Nov. 30, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 PEN (S/)
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			$ 693,639,000
Tax claim liability			(102,543,000)
Tax claims			591,096,000
Recognition of financial income			623,000		$ 599,000	$ 269,000
Expenses from updating of accounts receivables			0		0	$ 1,956,000
SUNAT. | Tax year 2009 and 2010
Disclosure of Trade and other receivables, net [Line Items]
Tax claim liability			102,543,000				S/ 344,338,000
Reversal of provisions for tax contingencies	$ 22,519,000	S/ 75,983,000	22,519,000	S/ 75,893,000
Reversal of provision tax contingencies in finance income	11,906,000		11,906,000
Reversal of provision tax contingencies in other net	10,574,000		10,574,000
Reversal of provision tax contingencies in income tax income	$ 39,000		39,000
Buenaventura
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			9,696,000
Tax claim liability			(102,543,000)		(113,140,000)
Tax claims			9,696,000
Other Subsidiaries
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			15,058,000
Tax claim liability			0
Tax claims			15,058,000
Contacto Corredores de Seguros S.A. | Howden Hodco Peru S.A
Disclosure of Trade and other receivables, net [Line Items]
Receivable on sale of subsidiary			8,600,000		8,600,000
Present value of receivables from sale of subsidiary			8,100,000		$ 7,500,000
Recognition of financial income			623,000
Expenses from updating of accounts receivables			599,000
Forced Payments of Tax Debts Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			668,885,000
Tax claim liability			(102,543,000)
Tax claims			566,342,000
Forced Payments of Tax Debts in 2007 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			201,983,000
Tax claim liability			0
Tax claims			201,983,000
Forced Payments of Tax Debts in 2008 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			289,911,000
Tax claim liability			0
Tax claims			289,911,000
Forced Payments of Tax Debts in 2009 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			95,184,000
Tax claim liability			(38,947,000)
Tax claims			56,237,000
Forced Payments of Tax Debts in 2010 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			73,730,000
Tax claim liability			(63,596,000)
Tax claims			10,134,000
Forced Payments of Tax Debts in 2017 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			2,749,000
Tax claim liability			0
Tax claims			2,749,000
Forced Payments of Tax Debts in 2018 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			3,183,000
Tax claim liability			0
Tax claims			3,183,000
Forced Payments of Tax Debts in 2019 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			754,000
Tax claim liability			0
Tax claims			754,000
Forced Payments of Tax Debts in 2020 Claimed
Disclosure of Trade and other receivables, net [Line Items]
Tax claims disbursements			1,391,000
Tax claim liability			0
Tax claims			$ 1,391,000